Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2024
ADS-TEC Energy PLC (“ADSE Holdco”) [Member]
Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details) [Line Items]
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
ProportionOfOwnershipInterestInSubsidiary	Parent company
ads-tec Energy GmbH (“ADSE GM”) [Member]
Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details) [Line Items]
Principal place of business of subsidiary	Nürtingen
Country of incorporation of subsidiary	Germany
Proportion of ownership interest in subsidiary	100.00%
ads-tec Energy, INC. (“ADSE US”) [Member]
Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details) [Line Items]
Principal place of business of subsidiary	Sarasota
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%
ads-tec Energy Service GmbH (“ADSE Service”) [Member]
Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details) [Line Items]
Principal place of business of subsidiary	Nürtingen
Country of incorporation of subsidiary	Germany
Proportion of ownership interest in subsidiary	100.00%
ads-tec Energy Schweiz GmbH (“ADSE CH”) [Member]
Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details) [Line Items]
Principal place of business of subsidiary	Zurich
Country of incorporation of subsidiary	Switzerland
Proportion of ownership interest in subsidiary	100.00%